OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Details of other assets

The other assets as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Land use right	85,239,597	85,239,597	13,543,208
Deposit for purchase for office building	18,921,000	—	—
Accumulated amortization	(2,318,517)	(4,057,405)	(644,657)

Other asset, net	101,842,080	81,182,192	12,898,551